EQUITY (Detail Textuals)			1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 15, 2018 Warrant $ / shares	Jan. 03, 2018 USD ($) shares	Jan. 26, 2018 Warrant $ / shares	Feb. 28, 2019 USD ($) $ / shares shares	Nov. 30, 2018 USD ($)	Feb. 28, 2018 USD ($)	Nov. 30, 2017 USD ($)	Feb. 28, 2019 USD ($) Warrant $ / shares shares	Feb. 28, 2018 USD ($)	Aug. 31, 2018 USD ($) Warrant $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Apr. 12, 2019 $ / shares	Jan. 19, 2017 $ / shares shares
Related Party Transaction [Line Items]
Common stock, par value (in dollars per share)				$ 0.001				$ 0.001		$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized | shares				150,000,000				150,000,000		150,000,000	150,000,000		75,000,000
Preferred stock, par value (in dollars per share)				$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized | shares				50,000,000				50,000,000		50,000,000	50,000,000
Preferred stock, shares issued | shares				0				0		0	0
Common stock, voting rights								Each share of common stock entitles the holder to one vote, in person or proxy		One vote
Value for issuance of common shares | $				$ 1,087,131	$ 170,774	$ 582,137	$ 10,000			$ 1,386,613	$ 2,160
Common shares issued for services (in shares) | shares		120,000
Common shares issued for services | $		$ 126,000									770,921
Proceeds from issuance of common stock | $								$ 1,257,905	$ 592,137	1,386,613	772,681
Share price												$ 0.95
Amount of refund common shares | $											$ (400)
Purchase warrants outstanding | $				5,639,523				5,639,523		$ 3,962,294
Common stock vesting period										4 years
Number of restricted shares award issued | shares										520,000
Derivative Liability, Current | $				$ 584,920				$ 584,920
Series A or Series B Common Stock Purchase Warrant
Related Party Transaction [Line Items]
Purchase warrants outstanding | $										$ 3,962,293
Warrant or right outstanding weighted average remaining life term										4 years 2 months 23 days
Warrant intrinsic value | $										$ 585,691
Exercise price of warrants										$ 1.30
Terms of common stock warrant										5 years
Series A or Series B Common Stock Purchase Warrant | Minimum
Related Party Transaction [Line Items]
Exercise price of warrants										$ 1.00
Series A or Series B Common Stock Purchase Warrant | Maximum
Related Party Transaction [Line Items]
Exercise price of warrants										$ 1.75
Series D Common Stock Purchase Warrant
Related Party Transaction [Line Items]
Number of issuance of common shares | shares								1,677,196
Value for issuance of common shares | $								$ 1,257,905
Share price				$ 0.75				$ 0.75
Exercise price of warrants				$ 1.75				$ 1.75
Number of warrant purchase | Warrant								1
Number of purchase common stock shares | Warrant								1
Terms of common stock warrant								5 years
Subscription Agreement
Related Party Transaction [Line Items]
Number of issuance of common shares | shares										25,000	1,927,302
Value for issuance of common shares | $										$ 10,000	$ 770,921
Common stock price per share										$ 0.40	$ 0.40
Subscription Agreement | Private placement
Related Party Transaction [Line Items]
Number of issuance of common shares | shares										1,308,893
Value for issuance of common shares | $										$ 850,786
Share price										$ 0.65
Subscription Agreement | Series A Common Stock Purchase Warrant
Related Party Transaction [Line Items]
Exercise price of warrants	$ 1.50		$ 1.50
Number of warrant purchase | Warrant	1		1
Number of purchase common stock shares | Warrant	1		1
Terms of common stock warrant	5 years		5 years
Subscription Agreement | Series C Common Stock Purchase Warrant
Related Party Transaction [Line Items]
Exercise price of warrants										$ 1.75
Number of warrant purchase | Warrant										1
Number of purchase common stock shares | Warrant										1
Terms of common stock warrant										5 years
Subscription Agreement | Series C Common Stock Purchase Warrant | Private placement
Related Party Transaction [Line Items]
Number of issuance of common shares | shares										701,098
Value for issuance of common shares | $										$ 525,828
Common stock price per share										$ 0.75
Stock purchase agreement
Related Party Transaction [Line Items]
Number of issuance of common shares | shares											1,760,000
Value for issuance of common shares | $											$ 1,760
Common stock price per share											$ 0.001
Number of cancelled common shares | shares											400,000
Amount of refund common shares | $											$ 400
Stock purchase agreement | Series A, B, C and D common stock purchase warrant
Related Party Transaction [Line Items]
Warrant intrinsic value | $				$ 390,422				$ 390,422
Stock purchase agreement | Series A, B, C and D common stock purchase warrant | Minimum
Related Party Transaction [Line Items]
Exercise price of warrants				$ 1.00				$ 1.00
Stock purchase agreement | Series A, B, C and D common stock purchase warrant | Maximum
Related Party Transaction [Line Items]
Exercise price of warrants				$ 1.75				$ 1.75